Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	60 Months Ended	82 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000198465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	27.84%		9.18%		10.39%
C000198466
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	49.14%		17.08%		14.67%
C000198469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	28.35%		13.68%		12.15%
C000198470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	27.93%		13.98%		10.72%
C000198481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	34.57%		14.20%		11.62%
C000241270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value Net Asset Value
Average Annual Return, Percent	3.50%	3.32%
Without Sales Load [Member] | C000198465
Average Annual Return [Line Items]
Average Annual Return, Percent	27.84%		9.18%		10.39%
Without Sales Load [Member] | C000198466
Average Annual Return [Line Items]
Average Annual Return, Percent	49.23%		17.08%		14.68%
Without Sales Load [Member] | C000198467
Average Annual Return [Line Items]
Average Annual Return, Percent	35.74%		14.18%	11.11%
Without Sales Load [Member] | C000198469
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%		13.67%		12.14%
Without Sales Load [Member] | C000198470
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%		13.99%		10.71%
Without Sales Load [Member] | C000198481
Average Annual Return [Line Items]
Average Annual Return, Percent	34.57%		14.20%		11.61%
Without Sales Load [Member] | C000241270
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	3.26%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	34.49%		15.23%		14.19%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	34.49%		15.23%		14.19%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.49%		15.23%	13.77%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	34.49%		15.23%		14.19%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	34.49%		15.23%		14.19%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	34.49%		15.23%		14.19%
NACC2 Index: S&P 0-7 Year National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 0-7 Year National AMT-Free Municipal Bond Index
Average Annual Return, Percent	3.30%	3.30%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.93%	4.78%